Note 4 - Due To Related Party (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Due to related parties	$ 501,576	$ 140,396	$ 116,617	$ 150,637
Officer
Due to related parties	$ 501,576	$ 140,396		$ 150,637